RECEIVABLES FROM CUSTOMERS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF RECEIVABLES FROM CUSTOMERS NET

Receivables from customers, net comprised the following:

	As of December 31,
	2024	2025
	HK$	HK$

Receivables from customers arising from the business of:
Dealing in securities for cash clients	64,272	80,763
Generating retrocession fee income	211,745	47,475
Advisory and consultancy income	-	570,044
	276,017	698,282
Less: allowance for credit losses	(62,263)	(67,738)
	213,754	630,544

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR RECEIVABLES FROM CUSTOMERS

The movement of the allowance for credit losses for receivables from customers was as follows:

	As of December 31,
	2024	2025
	HK$	HK$

Beginning balance	-	62,263
Allowance for credit losses recognized	62,263	5,475
Ending balance	62,263	67,738